Notes Payable, Related Party (Details) - Schedule of Notes Payable Related Party - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable Related Party One [Member]
Schedule of Notes Payable Related Party [Line Items]
Total notes payable, related party	$ 100,000		$ 200
Notes Payable Related Party Two [Member]
Schedule of Notes Payable Related Party [Line Items]
Total notes payable, related party	1,720,000	1,720,000
Related Party [Member]
Schedule of Notes Payable Related Party [Line Items]
Total notes payable, related party	$ 1,820,000	$ 1,720,000	$ 200